Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of income tax expenses

	For the Years Ended December 31,
	2019	2018	2017
Current income tax expenses	$(705,231)	$(441,156)	$-
Deferred income tax benefits (expenses)	318,087	(60,975)	153,953
Income tax (expenses) benefits	$(387,144)	$(502,131)	$153,953

Schedule of reconciliation of statutory tax rate to effective tax rate
	For the Years Ended December 31,
	2019	2018	2017
PRC statutory income tax rate	25%	25%	25%
Effect of preferential tax benefits	(14.23)%	(7.30)%	(27.60)%
Effect of non-deductible expenses	0.39%	0.22%	0.02%
Effect of research and development credits	(2.25)%	(3.28)%	(5.83)%
Effect of intangible assets amortization	0%	0%	(2.26)%
Effect of deferred tax rate change for share based compensation	(0.09)%	(0.31)%	(0.81)%
Effective tax rate	8.82%	14.33%	(11.48)%

Schedule of deferred tax assets

	December 31, 2019	December 31, 2018
Excess advertising expense	608,131	$323,720
Deferred Intangible assets amortization	24,165	27,099
Net operating loss carrying forward	20,543	14,731
Share-based compensation	36,155	12,497
	$688,994	$378,047